Assets Held for Sale - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Breakdown Of The Assets Held For Sale [Line Items]
Impairment loss on financial assets	€ 0	€ 1,411	€ 0